Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Current Liabilities [Abstract]
GST and other tax liabilities	$ 73,248	$ 7,790,790
CSR expenses liabilities		206,619
Cheques receivables / payables (net)	1,437,245
Capital creditors	799,501	896
Advances from customers	142,196
Total other current liabilities	$ 2,452,190	$ 7,998,305